Exploration and evaluation assets (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance	CAD 1,450,283
Balance	1,580,973	CAD 1,450,283
Exploration and evaluation assets [member]
Balance	16,012	10,071
Additions	7,207	6,001
Lease expiries	(168)
Transferred to property, plant and equipment (note 8)	(908)	(60)
Balance	CAD 22,143	CAD 16,012